Financial Instruments carried at Fair Value - Carrying Value of The Financial Instruments held at Fair Value (Detail: Text Values) € in Billions	6 Months Ended
Jun. 30, 2025 EUR (€)
Carrying Value of The Financial Instruments held at Fair Value
Transfers from Level 1 to Level 2, assets	€ 1.6
Transfers from Level 1 to Level 2, liabilities	0.6
Transfers from Level 2 to Level 1, assets	1.7
Transfers from Level 2 to Level 1, liabilities	€ 1.1